Accounting policies (Schedule of Fair Value of Financial Instruments) (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible notes measured at fair value	$ 2,169
Derivative liability		$ 2
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible notes measured at fair value
Derivative liability
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible notes measured at fair value
Derivative liability		$ 2
Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Convertible notes measured at fair value	$ 2,169
Derivative liability